[K&L Gates LLP letterhead]

August 7, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen All Cap Energy MLP Opportunities Fund

Ladies and Gentlemen:

On behalf of the Nuveen All Cap Energy MLP Opportunities Fund (the “Fund”), we are transmitting for electronic filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 or Fatima Sulaiman at (202) 778-9082 with any questions or comments concerning these materials.

Very truly yours,

/s/  David P. Glatz

David P. Glatz

Enclosures

Copies to	K. Brown (w/encl.)
K. McCarthy (w/encl.)
C. Rohrbacher (w/encl.)
E. Fess (w/encl.)